Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense Related to Intangible Assets	Jun. 30, 2023 USD ($)
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2024	$ 1,307,166
2025	1,190,199
2026	1,130,757
2027	1,038,769
2028	669,850
Thereafter	652,149
Total	$ 5,988,890